SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Vesting period	4 years
Expiration period	10 years
Ordinary shares reserved for issuance	8,639,000
Ordinary shares available for future grant	1,644,014
Stock-based compensation expense	$ 619	$ 592
Unrecognized compensation cost related to non-vested stock options	$ 722
Unrecognized compensation cost, period for recognition	1 year
Stock Option [Member]
Awards granted during period	150,741		72,832
Exercise price of awards granted during period	$ 1.19		$ 1.18
Stock Option [Member] | Employees and Directors [Member]
Vesting period	4 years
Awards granted during period	141,332
Stock Option [Member] | Employees and Directors [Member] | Minimum [Member]
Exercise price of awards granted during period	$ 2.43
Stock Option [Member] | Employees and Directors [Member] | Maximum [Member]
Exercise price of awards granted during period	$ 3.68
Restricted Stock Units RSUs [Member]
Awards granted during period	23,897		59,233